Companion Life

Separate Account C

Financial Statements as of December 31, 2023, and for

each of the Periods Presented in the Years Ended

December 31, 2023 and 2022, and Report of

Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Companion Life Insurance Company

Hauppauge, New York

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of Companion Life Separate Account C (the “Account”) listed in Note 2 as of December 31, 2023; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2023, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the Companion Life Separate Account C	Financial Highlights

Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023 and years ended December 31, 2022, 2021, 2020, and 2019

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and years ended December 31, 2020, and 2019

DWS – Money Market	For the period October 28, 2021 to December 31, 2021 and years ended December 31, 2020, and 2019

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023 and years ended December 31, 2022, 2021, 2020, and 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 4, 2024

We have served as the auditor of the Account since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2023

		Fair Value
		Contracts in	Contracts in
		Accumulation	Payout
		(Deferred)	(Annuitization)
	Cost	Period	Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$116,494	$109,178	$13,132	$122,310	1,959
American Small Capitalization	91,881	56,553	5,989	62,542	3,784
Federated:
Government Money Fund II	113,376	98,880	14,497	113,376	113,376
Fund for U.S. Government Securities II	82,913	71,591	—	71,591	7,657
Fidelity:
VIP Asset Manager: Growth	99,327	126,027	—	126,027	5,886
VIP Contrafund	153,049	224,076	—	224,076	4,608
VIP Equity Income	158,924	175,733	—	175,733	7,072
VIP Growth	972	1,392	—	1,392	15
VIP Index 500	37,874	88,158	—	88,158	191
MFS:
Core Equity Portfolio	72,831	82,165	—	82,165	2,969
Emerging Growth Series	89,159	118,810	—	118,810	1,971
High Yield Series	26,895	23,289	—	23,289	4,658
Research Series	56,144	71,165	—	71,165	2,226
Income Series II	49,662	43,260	—	43,260	5,168
Pioneer:
Equity Income VCT	10,287	8,278	—	8,278	549
Fund VCT	2,584	272	2,310	2,582	160
Mid Cap Value VCT	87,876	73,405	—	73,405	6,554
DWS
Global Opportunities	3,444	3,059	—	3,059	308
Core Equity VIP	11,516	13,747	—	13,747	1,124
International	40,015	37,011	—	37,011	4,955
Money Market	6,866	6,866	—	6,866	6,866
Small Cap Index VIP	6,110	6,111	—	6,111	448
T. Rowe Price:
Equity Income	369,614	429,857	—	429,857	15,485
International Stock	141,892	147,691	—	147,691	9,840
Limited-Term Bond	43,954	38,685	2,897	41,582	8,923
New America Growth	137,082	163,199	—	163,199	4,744
Moderate Allocation	178,209	188,196	—	188,196	9,400
Morgan Stanley:
VIF Emerging Markets Equity	22,430	21,900	—	21,900	1,698

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$—	$—	$—	$—	$2,968	$239
Expenses:
Mortality & expense risk	(1,121)	(1,281)	(595)	(688)	(644)	(219)
Administrative charges	(224)	(255)	(118)	(137)	(128)	(44)

Net investment income (expense)	(1,345)	(1,536)	(713)	(825)	2,196	(24)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(715)	(1,505)	(2,963)	(2,389)	—	—
Net realized gain distributions	—	5,872	—	10,589	—	—

Net realized gains (losses)	(715)	4,367	(2,963)	8,200	—	—

Change in unrealized appreciation (depreciation) during the year	32,152	(71,501)	12,126	(44,316)	—	—

Increase (decrease) in net assets from operations	30,092	(68,670)	8,450	(36,941)	2,196	(24)

Contract Transactions:
Payments received from contract owners	—	(6)	—	(41)	3,101	—
Transfers between subaccounts (including fixed account), net	(1,190)	6,783	879	4,197	97,466	(1,732)
Transfers for contract benefits and terminations	(6,066)	(14,429)	(4,198)	(4,309)	(9,278)	(1,367)
Contract maintenance charges	(79)	(93)	(15)	(19)	(58)	(16)
Adjustments to net assets allocated to contracts in payout year	—	357	—	205	—	—

Net increase (decrease) in net assets from contract transactions	(7,335)	(7,388)	(3,334)	33	91,231	(3,115)

Total increase (decrease) in net assets	22,757	(76,058)	5,116	(36,908)	93,427	(3,139)
Net assets at beginning of year	99,553	175,610	57,426	94,333	19,949	23,088

Net assets at end of year	$122,310	$99,552	$62,542	$57,425	$113,376	$19,949

Accumulation units:
Purchases	10	97	22	103	84,405	46
Withdrawals	(101)	(197)	(95)	(112)	(10,893)	(2,605)

Net increase (decrease) in units outstanding	(91)	(100)	(73)	(9)	73,512	(2,559)
Units outstanding at beginning of year	1,442	1,542	1,371	1,380	16,326	18,885

Units outstanding at end of year	1,351	1,442	1,298	1,371	89,838	16,326

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager: Growth		VIP Contrafund
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$1,698	$1,604	$2,164	$2,272	$994	$966
Expenses:
Mortality & expense risk	(698)	(839)	(1,192)	(1,293)	(1,982)	(1,895)
Administrative charges	(139)	(167)	(237)	(257)	(394)	(377)

Net investment income (expense)	861	598	735	722	(1,382)	(1,306)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(1,750)	(1,504)	1,437	1,914	1,023	1,218
Net realized gain distributions	—	—	—	8,468	7,119	9,089

Net realized gains (losses)	(1,750)	(1,504)	1,437	10,382	8,142	10,307

Change in unrealized appreciation (depreciation) during the year	3,071	(11,753)	14,689	(38,375)	47,584	(73,640)

Increase (decrease) in net assets from operations	2,182	(12,659)	16,861	(27,271)	54,344	(64,639)

Contract Transactions:
Payments received from contract owners	—	34	—	9	—	—
Transfers between subaccounts (including fixed account), net	2,803	(1,465)	(325)	217	(147)	(155)
Transfers for contract benefits and terminations	(8,923)	(6,329)	(6,921)	(10,944)	(1,697)	(2,209)
Contract maintenance charges	(40)	(44)	(34)	(39)	(59)	(51)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(6,160)	(7,804)	(7,280)	(10,757)	(1,903)	(2,415)

Total increase (decrease) in net assets	(3,978)	(20,463)	9,581	(38,028)	52,441	(67,054)
Net assets at beginning of year	75,569	96,032	116,446	154,474	171,635	238,689

Net assets at end of year	$71,591	$75,569	$126,027	$116,446	$224,076	$171,635

Accumulation units:
Purchases	176	107	5	13	—	—
Withdrawals	(503)	(509)	(169)	(261)	(16)	(20)

Net increase (decrease) in units outstanding	(327)	(402)	(164)	(248)	(16)	(20)
Units outstanding at beginning of year	4,101	4,503	2,783	3,031	1,606	1,626

Units outstanding at end of year	3,774	4,101	2,619	2,783	1,590	1,606

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Fidelity (continued)
	VIP Equity Income		VIP Growth		VIP Index 500
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$6,147	$6,657	$3	$417	$1,355	$2,456
Expenses:
Mortality & expense risk	(3,218)	(3,516)	(173)	(851)	(972)	(2,020)
Administrative charges	(641)	(700)	(21)	(102)	(182)	(344)

Net investment income (expense)	2,288	2,441	(191)	(536)	201	92

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	15,303	2,758	8,564	711	38,784	33,917
Net realized gain distributions	9,227	11,671	463	5,026	1,314	1,545

Net realized gains (losses)	24,530	14,429	9,027	5,737	40,098	35,462

Change in unrealized appreciation (depreciation) during the year	145	(40,103)	(6,335)	(26,374)	(20,499)	(78,529)

Increase (decrease) in net assets from operations	26,963	(23,233)	2,501	(21,173)	19,800	(42,975)

Contract Transactions:
Payments received from contract owners	—	31	—	—	2,430	148
Transfers between subaccounts (including fixed account), net	86	(2,870)	17	—	(2,672)	(1,638)
Transfers for contract benefits and terminations	(182,508)	(27,038)	(61,426)	(2,310)	(65,664)	(56,656)
Contract maintenance charges	(117)	(123)	(17)	(18)	(53)	(63)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(182,539)	(30,000)	(61,426)	(2,328)	(65,959)	(58,209)

Total increase (decrease) in net assets	(155,576)	(53,233)	(58,925)	(23,501)	(46,159)	(101,184)
Net assets at beginning of year	331,309	384,542	60,317	83,818	134,317	235,501

Net assets at end of year	$175,733	$331,309	$1,392	$60,317	$88,158	$134,317

Accumulation units:
Purchases	11	1	—	—	54	40
Withdrawals	(2,726)	(475)	(591)	(22)	(810)	(1,042)

Net increase (decrease) in units outstanding	(2,715)	(474)	(591)	(22)	(756)	(1,002)
Units outstanding at beginning of year	5,273	5,747	601	623	2,042	3,044

Units outstanding at end of year	2,558	5,273	10	601	1,286	2,042

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MFS
	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$393	$398	$—	$—	$1,302	$1,272
Expenses:
Mortality & expense risk	(769)	(1,253)	(1,065)	(1,072)	(224)	(228)
Administrative charges	(153)	(249)	(212)	(213)	(44)	(46)

Net investment income (expense)	(529)	(1,104)	(1,277)	(1,285)	1,034	998

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	877	2,281	1,102	1,925	(236)	(182)
Net realized gain distributions	3,507	14,001	8,362	12,160	—	—

Net realized gains (losses)	4,384	16,282	9,464	14,085	(236)	(182)

Change in unrealized appreciation (depreciation) during the year	11,628	(42,897)	22,828	(58,654)	1,561	(3,737)

Increase (decrease) in net assets from operations	15,483	(27,719)	31,015	(45,854)	2,359	(2,921)

Contract Transactions:
Payments received from contract owners	2,430	135	—	—	—	—
Transfers between subaccounts (including fixed account), net	(1,413)	179	(1,517)	2,287	41	(109)
Transfers for contract benefits and terminations	(10,467)	(58,537)	(2,549)	(6,473)	(834)	(596)
Contract maintenance charges	(40)	(50)	(41)	(47)	(6)	(6)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(9,490)	(58,273)	(4,107)	(4,233)	(799)	(711)

Total increase (decrease) in net assets	5,993	(85,992)	26,908	(50,087)	1,560	(3,632)
Net assets at beginning of year	76,172	162,164	91,902	141,989	21,729	25,361

Net assets at end of year	$82,165	$76,172	$118,810	$91,902	$23,289	$21,729

Accumulation units:
Purchases	53	45	4	30	2	—
Withdrawals	(202)	(1,013)	(45)	(77)	(28)	(24)

Net increase (decrease) in units outstanding	(149)	(968)	(41)	(47)	(26)	(24)
Units outstanding at beginning of year	1,308	2,276	1,095	1,142	751	775

Units outstanding at end of year	1,159	1,308	1,054	1,095	725	751

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MFS (continued)				Pioneer
	Research Series		Income Series II		Equity Income VCT
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$337	$350	$1,453	$1,576	$131	$123
Expenses:
Mortality & expense risk	(658)	(731)	(402)	(464)	(79)	(79)
Administrative charges	(131)	(145)	(80)	(92)	(15)	(16)

Net investment income (expense)	(452)	(526)	971	1,020	37	28

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	1,298	2,260	(1,227)	(951)	(28)	(19)
Net realized gain distributions	3,565	9,135	—	442	593	921

Net realized gains (losses)	4,863	11,395	(1,227)	(509)	565	902

Change in unrealized appreciation (depreciation) during the year	8,440	(26,732)	2,897	(8,283)	(141)	(1,709)

Increase (decrease) in net assets from operations	12,851	(15,863)	2,641	(7,772)	461	(779)

Contract Transactions:
Payments received from contract owners	—	41	—	22	—	—
Transfers between subaccounts (including fixed account), net	(821)	(288)	4,705	(501)	—	—
Transfers for contract benefits and terminations	(6,500)	(7,770)	(5,638)	(4,343)	—	—
Contract maintenance charges	(26)	(37)	(23)	(25)	(8)	(7)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(7,347)	(8,054)	(956)	(4,847)	(8)	(7)

Total increase (decrease) in net assets	5,504	(23,917)	1,685	(12,619)	453	(786)
Net assets at beginning of year	65,661	89,578	41,575	54,194	7,825	8,611

Net assets at end of year	$71,165	$65,661	$43,260	$41,575	$8,278	$7,825

Accumulation units:
Purchases	5	9	222	43	—	—
Withdrawals	(106)	(123)	(263)	(254)	—	—

Net increase (decrease) in units outstanding	(101)	(114)	(41)	(211)	—	—
Units outstanding at beginning of year	979	1,093	1,899	2,110	214	214

Units outstanding at end of year	878	979	1,858	1,899	214	214

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Pioneer (continued)
	Fund VCT		Mid Cap Value VCT		Real Estate Shares VCT
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$14	$10	$1,304	$2,694	$185	$671
Expenses:
Mortality & expense risk	(23)	(25)	(668)	(1,166)	(93)	(333)
Administrative charges	(4)	(5)	(133)	(232)	(19)	(66)

Net investment income (expense)	(13)	(20)	503	1,296	73	272

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(31)	(12)	(1,591)	(12,892)	(25,882)	(1,189)
Net realized gain distributions	96	395	7,579	52,104	2,229	2,126

Net realized gains (losses)	65	383	5,988	39,212	(23,653)	937

Change in unrealized appreciation (depreciation) during the year	517	(961)	1,194	(50,829)	23,195	(14,496)

Increase (decrease) in net assets from operations	569	(598)	7,685	(10,321)	(385)	(13,287)

Contract Transactions:
Payments received from contract owners	—	—	2,430	156	—	(17)
Transfers between subaccounts (including fixed account), net	—	—	2,088	(11,194)	(27,108)	(154)
Transfers for contract benefits and terminations	(190)	(197)	(6,302)	(60,220)	(548)	(1,790)
Contract maintenance charges	(10)	(10)	(43)	(49)	—	(25)
Adjustments to net assets allocated to contracts in payout year	—	50	—	—	—	448

Net increase (decrease) in net assets from contract transactions	(200)	(157)	(1,827)	(71,307)	(27,656)	(1,538)

Total increase (decrease) in net assets	369	(755)	5,858	(81,628)	(28,041)	(14,825)
Net assets at beginning of year	2,213	2,968	67,547	149,175	28,041	42,866

Net assets at end of year	$2,582	$2,213	$73,405	$67,547	$—	$28,041

Accumulation units:
Purchases	—	2	95	6	3	8
Withdrawals	(6)	(7)	(121)	(1,248)	(542)	(32)

Net increase (decrease) in units outstanding	(6)	(5)	(26)	(1,242)	(539)	(24)
Units outstanding at beginning of year	73	78	1,173	2,415	539	563

Units outstanding at end of year	67	73	1,147	1,173	—	539

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DWS
	Global Opportunities		Core Equity VIP		International
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$19	$8	$84	$84	$1,144	$1,297
Expenses:
Mortality & expense risk	(31)	(33)	(136)	(184)	(353)	(401)
Administrative charges	(6)	(7)	(27)	(37)	(71)	(80)

Net investment income (expense)	(18)	(32)	(79)	(137)	720	816

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(164)	(11)	517	556	(1,182)	(1,331)
Net realized gain distributions	20	613	765	2,546	—	—

Net realized gains (losses)	(144)	602	1,282	3,102	(1,182)	(1,331)

Change in unrealized appreciation (depreciation) during the year	795	(1,594)	1,891	(6,461)	6,485	(6,144)

Increase (decrease) in net assets from operations	633	(1,024)	3,094	(3,496)	6,023	(6,659)

Contract Transactions:
Payments received from contract owners	—	—	—	46	—	12
Transfers between subaccounts (including fixed account), net	(72)	76	(436)	(393)	(1,043)	82
Transfers for contract benefits and terminations	(558)	(52)	(4,989)	(2,453)	(5,516)	(3,707)
Contract maintenance charges	(9)	(9)	(16)	(17)	(12)	(12)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(639)	15	(5,441)	(2,817)	(6,571)	(3,625)

Total increase (decrease) in net assets	(6)	(1,009)	(2,347)	(6,313)	(548)	(10,284)
Net assets at beginning of year	3,065	4,074	16,094	22,407	37,559	47,843

Net assets at end of year	$3,059	$3,065	$13,747	$16,094	$37,011	$37,559

Accumulation units:
Purchases	—	1	1	4	23	91
Withdrawals	(14)	(1)	(128)	(69)	(372)	(291)

Net increase (decrease) in units outstanding	(14)	—	(127)	(65)	(349)	(200)
Units outstanding at beginning of year	76	76	409	474	2,162	2,362

Units outstanding at end of year	62	76	282	409	1,813	2,162

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DWS (continued)				T. Rowe Price
	Money Market		Small Cap Index VIP		Equity Income
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$312	$74	$61	$52	$10,707	$12,211
Expenses:
Mortality & expense risk	(87)	(84)	(55)	(57)	(5,498)	(6,772)
Administrative charges	(8)	(10)	(11)	(11)	(1,084)	(1,300)

Net investment income (expense)	217	(20)	(5)	(16)	4,125	4,139

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	—	(6)	(1)	35,112	19,291
Net realized gain distributions	—	—	132	972	17,489	31,902

Net realized gains (losses)	—	—	126	971	52,601	51,192

Change in unrealized appreciation (depreciation) during the year	—	—	693	(2,413)	(15,212)	(87,441)

Increase (decrease) in net assets from operations	217	(20)	814	(1,458)	41,514	(32,110)

Contract Transactions:
Payments received from contract owners	—	—	—	—	2,430	140
Transfers between subaccounts (including fixed account), net	—	—	—	—	4,318	(17,724)
Transfers for contract benefits and terminations	—	—	—	—	(211,468)	(82,917)
Contract maintenance charges	(6)	(7)	—	—	(88)	(115)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(6)	(7)	—	—	(204,808)	(100,616)

Total increase (decrease) in net assets	211	(27)	814	(1,458)	(163,294)	(132,726)
Net assets at beginning of year	6,655	6,682	5,297	6,755	593,151	725,877

Net assets at end of year	$6,866	$6,655	$6,111	$5,297	$429,857	$593,151

Accumulation units:
Purchases	—	—	—	—	100	3
Withdrawals	(5)	(6)	—	—	(2,736)	(1,377)

Net increase (decrease) in units outstanding	(5)	(6)	—	—	(2,636)	(1,374)
Units outstanding at beginning of year	5,401	5,407	163	163	8,104	9,478

Units outstanding at end of year	5,396	5,401	163	163	5,468	8,104

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T. Rowe Price (continued)
	International Stock		Limited-Term Bond		New America Growth
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$1,404	$1,239	$1,395	$1,046	$374	$—
Expenses:
Mortality & expense risk	(1,414)	(1,868)	(424)	(547)	(1,696)	(2,374)
Administrative charges	(282)	(372)	(85)	(109)	(300)	(384)

Net investment income (expense)	(292)	(1,001)	886	390	(1,622)	(2,758)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(346)	(5,932)	(840)	(541)	1,979	1,684
Net realized gain distributions	—	3,742	—	78	10,751	10,828

Net realized gains (losses)	(346)	(2,190)	(840)	(463)	12,730	12,512

Change in unrealized appreciation (depreciation) during the year	20,594	(36,431)	1,506	(3,267)	25,785	(68,265)

Increase (decrease) in net assets from operations	19,956	(39,622)	1,552	(3,340)	36,893	(58,511)

Contract Transactions:
Payments received from contract owners	2,429	177	—	12	—	72
Transfers between subaccounts (including fixed account), net	(1,887)	12,763	1,134	(3,337)	(1,690)	1,379
Transfers for contract benefits and terminations	(11,978)	(61,411)	(10,587)	(4,809)	(66,678)	(11,244)
Contract maintenance charges	(64)	(70)	(41)	(47)	(41)	(48)
Adjustments to net assets allocated to contracts in payout year	—	—	—	76	—	—

Net increase (decrease) in net assets from contract transactions	(11,500)	(48,541)	(9,494)	(8,105)	(68,409)	(9,841)

Total increase (decrease) in net assets	8,456	(88,163)	(7,942)	(11,445)	(31,516)	(68,352)
Net assets at beginning of year	139,235	227,398	49,524	60,969	194,715	263,067

Net assets at end of year	$147,691	$139,235	$41,582	$49,524	$163,199	$194,715

Accumulation units:
Purchases	159	516	99	50	2	18
Withdrawals	(596)	(2,568)	(654)	(521)	(609)	(106)

Net increase (decrease) in units outstanding	(437)	(2,052)	(555)	(471)	(607)	(88)
Units outstanding at beginning of year	5,723	7,775	2,919	3,390	1,844	1,932

Units outstanding at end of year	5,286	5,723	2,364	2,919	1,237	1,844

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T. Rowe Price (continued)		Morgan Stanley
	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$4,682	$3,706	$320	$159	$3,226	$5,328
Expenses:
Mortality & expense risk	(2,089)	(2,413)	(203)	(323)	(441)	(1,238)
Administrative charges	(416)	(480)	(40)	(64)	(88)	(247)

Net investment income (expense)	2,177	813	77	(228)	2,697	3,843

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	550	818	(69)	(2,179)	(20,517)	(14,333)
Net realized gain distributions	533	4,483	345	3,831	—	2,379

Net realized gains (losses)	1,083	5,301	276	1,652	(20,517)	(11,954)

Change in unrealized appreciation (depreciation) during the year	23,732	(61,242)	1,735	(12,817)	19,275	(14,049)

Increase (decrease) in net assets from operations	26,992	(55,128)	2,088	(11,393)	1,455	(22,160)

Contract Transactions:
Payments received from contract owners	—	4	810	60	140	240
Transfers between subaccounts (including fixed account), net	(520)	2,124	173	6,433	(74,009)	4,949
Transfers for contract benefits and terminations	(52,097)	(28,015)	(626)	(17,690)	(2,144)	(56,630)
Contract maintenance charges	(95)	(117)	(17)	(17)	(27)	(65)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(52,712)	(26,004)	340	(11,214)	(76,040)	(51,506)

Total increase (decrease) in net assets	(25,720)	(81,132)	2,428	(22,607)	(74,585)	(73,666)
Net assets at beginning of year	213,916	295,048	19,472	42,079	74,585	148,251

Net assets at end of year	$188,196	$213,916	$21,900	$19,472	$—	$74,585

Accumulation units:
Purchases	7	41	46	260	68	359
Withdrawals	(963)	(516)	(32)	(767)	(4,074)	(3,093)

Net increase (decrease) in units outstanding	(956)	(475)	14	(507)	(4,006)	(2,734)
Units outstanding at beginning of year	4,191	4,666	846	1,353	4,006	6,740

Units outstanding at end of year	3,235	4,191	860	846	—	4,006

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

1.	NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2023 or 2022 are:

Alger

Alger American Fund

Alger American Large Cap Growth Portfolio Class O (“American Growth”)

Alger American Small Cap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS VIT II High Yield Initial Class (“High Yield Series”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

DWS

DWS Variable Series I

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price New America Growth Portfolio (“New America Growth”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2023 and 2022:

DWS CROCI International VIP - B (“International B”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap”)

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

DWS Bond VIP (“Bond”)

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio Class I” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

Effective July 28, 2023, “Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of Companion, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2023, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 4, 2024, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

         Series I  1.25%        Series V  1.00%

These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

         Series I  0.15%          Series V  0.20%

These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

Contract Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units. Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0% - 7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. Companion guarantees that the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
Alger
American Growth	$653	$9,333
American Small Capitalization	932	4,979
Federated
Government Money Fund II	104,651	14,192
Fund for U.S. Government Securities II	3,202	10,199
Fidelity
VIP Asset Manager: Growth	205	8,914
VIP Contrafund	2	4,281
VIP Equity Income	516	186,914
VIP Growth	16	61,636
VIP Index 500	3,318	70,431
MFS
Core Equity Portfolio	3,430	13,842
Emerging Growth Series	330	5,714
High Yield Series	51	1,118
Research Series	266	8,402
Income Series II	4,907	6,345
Pioneer
Equity Income VCT	—	102
Fund VCT	—	227
Mid Cap Value VCT	5,503	8,131
Real Estate Shares VCT	154	27,922
DWS
Global Opportunities	—	676
Core Equity VIP	56	5,660
International	409	7,404
Money Market	—	103
Small Cap Index VIP	—	66
T. Rowe Price
Equity Income	6,552	217,942
International Stock	3,988	17,184
Limited-Term Bond	1,662	11,665
New America Growth	160	70,565
Moderate Allocation	278	55,495
Morgan Stanley
VIF Emerging Markets Equity	1,074	977
VIF Core Plus Fixed Income	1,221	77,790

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2023	1,351	$90.51	to	$90.51	$122,310	0.00%	1.20%	to	1.20%	31.10%	to	31.10%
American Growth - 2022	1,442	69.04	to	69.04	99,552	0.00%	1.20%	to	1.20%	-39.39%	to	-39.39%
American Growth - 2021	1,542	113.91	to	113.91	175,610	0.00%	1.20%	to	1.20%	10.50%	to	10.50%
American Growth - 2020	1,640	103.09	to	103.09	169,101	0.17%	1.20%	to	1.20%	65.02%	to	65.02%
American Growth - 2019	1,796	62.47	to	62.47	112,192	0.00%	1.20%	to	1.20%	25.90%	to	25.90%
American Small Capitalization - 2023	1,298	48.20	to	48.20	62,542	0.00%	1.20%	to	1.20%	15.09%	to	15.09%
American Small Capitalization - 2022	1,371	41.88	to	41.88	57,425	0.00%	1.20%	to	1.20%	-38.75%	to	-38.75%
American Small Capitalization - 2021	1,380	68.38	to	68.38	94,333	0.00%	1.20%	to	1.20%	-7.18%	to	-7.18%
American Small Capitalization - 2020	1,508	73.67	to	73.67	111,122	0.97%	1.20%	to	1.20%	65.14%	to	65.14%
American Small Capitalization - 2019	1,800	44.61	to	44.61	80,289	0.00%	1.20%	to	1.20%	27.79%	to	27.79%
Federated
Government Money Fund II - 2023	89,838	1.26	to	1.26	113,376	4.45%	1.20%	to	1.20%	3.28%	to	3.28%
Government Money Fund II - 2022	16,326	1.22	to	1.22	19,949	1.11%	1.20%	to	1.20%	0.00%	to	0.00%
Government Money Fund II - 2021	18,885	1.22	to	1.22	23,088	0.00%	1.20%	to	1.20%	-1.61%	to	-1.61%
Government Money Fund II - 2020	17,739	1.24	to	1.24	21,950	0.21%	1.20%	to	1.20%	-0.80%	to	-0.80%
Government Money Fund II - 2019	18,997	1.25	to	1.25	23,745	1.62%	1.20%	to	1.20%	0.81%	to	0.81%
Fund for U.S. Government Securities II - 2023	3,774	18.97	to	18.97	71,591	2.31%	1.20%	to	1.20%	2.93%	to	2.93%
Fund for U.S. Government Securities II - 2022	4,101	18.43	to	18.43	75,569	1.87%	1.20%	to	1.20%	-13.60%	to	-13.60%
Fund for U.S. Government Securities II - 2021	4,503	21.33	to	21.33	96,032	2.03%	1.20%	to	1.20%	-3.22%	to	-3.22%
Fund for U.S. Government Securities II - 2020	4,217	22.04	to	22.04	92,930	1.55%	1.20%	to	1.20%	3.96%	to	3.96%
Fund for U.S. Government Securities II - 2019	8,578	21.20	to	21.20	181,839	2.37%	1.20%	to	1.20%	4.64%	to	4.64%
Fidelity
VIP Asset Manager: Growth - 2023	2,619	48.12	to	48.12	126,027	1.78%	1.20%	to	1.20%	14.98%	to	14.98%
VIP Asset Manager: Growth - 2022	2,783	41.85	to	41.85	116,446	1.68%	1.20%	to	1.20%	-17.88%	to	-17.88%
VIP Asset Manager: Growth - 2021	3,031	50.96	to	50.96	154,474	1.39%	1.20%	to	1.20%	12.59%	to	12.59%
VIP Asset Manager: Growth - 2020	3,359	45.26	to	45.26	152,023	1.06%	1.20%	to	1.20%	15.87%	to	15.87%
VIP Asset Manager: Growth - 2019	3,410	39.06	to	39.06	133,209	1.48%	1.20%	to	1.20%	21.34%	to	21.34%
VIP Contrafund - 2023	1,590	140.91	to	140.91	224,076	0.50%	1.20%	to	1.20%	31.85%	to	31.85%
VIP Contrafund - 2022	1,606	106.87	to	106.87	171,635	0.47%	1.20%	to	1.20%	-27.20%	to	-27.20%
VIP Contrafund - 2021	1,626	146.79	to	146.79	238,689	0.06%	1.20%	to	1.20%	26.30%	to	26.30%
VIP Contrafund - 2020	1,643	116.22	to	116.22	190,922	0.24%	1.20%	to	1.20%	29.00%	to	29.00%
VIP Contrafund - 2019	1,658	90.09	to	90.09	149,389	0.47%	1.20%	to	1.20%	30.00%	to	30.00%
VIP Equity Income - 2023	2,558	68.70	to	68.70	175,733	2.42%	1.20%	to	1.20%	9.33%	to	9.33%
VIP Equity Income - 2022	5,273	62.84	to	62.84	331,309	1.86%	1.20%	to	1.20%	-6.08%	to	-6.08%
VIP Equity Income - 2021	5,747	66.91	to	66.91	384,542	1.94%	1.20%	to	1.20%	23.38%	to	23.38%
VIP Equity Income - 2020	6,314	54.23	to	54.23	342,370	1.63%	1.20%	to	1.20%	5.42%	to	5.42%
VIP Equity Income - 2019	6,990	51.44	to	51.44	359,567	2.06%	1.20%	to	1.20%	25.92%	to	25.92%
VIP Growth - 2023	10	134.75	to	134.75	1,392	0.01%	1.40%	to	1.40%	34.33%	to	34.33%
VIP Growth - 2022	601	100.31	to	100.31	60,317	0.58%	1.40%	to	1.40%	-25.51%	to	-25.51%
VIP Growth - 2021	623	134.66	to	134.66	83,818	0.00%	1.40%	to	1.40%	21.49%	to	21.49%
VIP Growth - 2020	640	110.84	to	110.84	70,912	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	657	78.12	to	78.12	51,311	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Index 500 - 2023	1,286	68.55	to	68.55	88,158	1.22%	1.20%	to	1.40%	24.70%	to	-26.54%
VIP Index 500 - 2022	2,042	54.97	to	93.32	134,317	1.33%	1.20%	to	1.40%	-19.35%	to	-19.20%
VIP Index 500 - 2021	3,044	68.03	to	115.71	235,501	1.26%	1.20%	to	1.40%	26.78%	to	27.04%
VIP Index 500 - 2020	3,255	53.55	to	91.27	197,468	1.62%	1.20%	to	1.40%	16.58%	to	16.82%
VIP Index 500 - 2019	3,442	45.84	to	78.29	178,224	1.87%	1.20%	to	1.40%	29.51%	to	29.78%
MFS
Core Equity Portfolio - 2023	1,159	70.87	to	70.87	82,165	0.50%	1.20%	to	1.20%	21.69%	to	21.69%
Core Equity Portfolio - 2022	1,308	58.24	to	58.24	76,172	0.33%	1.20%	to	1.20%	-18.26%	to	-18.26%
Core Equity Portfolio - 2021	2,276	71.25	to	71.25	162,164	0.44%	1.20%	to	1.20%	23.81%	to	23.81%
Core Equity Portfolio - 2020	2,443	57.55	to	57.55	140,594	0.66%	1.20%	to	1.20%	17.28%	to	17.28%
Core Equity Portfolio - 2019	2,604	49.07	to	49.07	127,762	0.82%	1.20%	to	1.20%	31.59%	to	31.59%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
MFS (cont’d)
Emerging Growth Series - 2023	1,054	$112.71	to	$112.71	$118,810	0.00%	1.20%	to	1.20%	34.24%	to	34.24%
Emerging Growth Series - 2022	1,095	83.96	to	83.96	91,902	0.00%	1.20%	to	1.20%	-32.45%	to	-32.45%
Emerging Growth Series - 2021	1,142	124.30	to	124.30	141,989	0.00%	1.20%	to	1.20%	22.05%	to	22.05%
Emerging Growth Series - 2020	1,172	101.84	to	101.84	119,334	0.00%	1.20%	to	1.20%	30.28%	to	30.28%
Emerging Growth Series - 2019	1,313	78.17	to	78.17	102,664	0.00%	1.20%	to	1.20%	36.49%	to	36.49%
High Yield Series - 2023	725	32.14	to	32.14	23,289	5.78%	1.20%	to	1.20%	11.06%	to	11.06%
High Yield Series - 2022	751	28.94	to	28.94	21,729	5.40%	1.20%	to	1.20%	-11.58%	to	-11.58%
High Yield Series - 2021	775	32.73	to	32.73	25,361	5.00%	1.20%	to	1.20%	2.25%	to	2.25%
High Yield Series - 2020	767	32.01	to	32.01	24,538	5.40%	1.20%	to	1.20%	3.83%	to	3.83%
High Yield Series - 2019	753	30.83	to	30.83	23,213	5.97%	1.20%	to	1.20%	13.43%	to	13.43%
Research Series - 2023	878	81.10	to	81.10	71,165	0.49%	1.20%	to	1.20%	20.95%	to	20.95%
Research Series - 2022	979	67.05	to	67.05	65,661	0.45%	1.20%	to	1.20%	-18.20%	to	-18.20%
Research Series - 2021	1,093	81.97	to	81.97	89,578	0.56%	1.20%	to	1.20%	23.32%	to	23.32%
Research Series - 2020	1,181	66.47	to	66.47	78,493	0.65%	1.20%	to	1.20%	15.18%	to	15.18%
Research Series - 2019	1,336	57.71	to	57.71	77,104	0.78%	1.20%	to	1.20%	31.37%	to	31.37%
Income Series II - 2023	1,858	23.28	to	23.28	43,260	3.43%	1.20%	to	1.20%	6.30%	to	6.30%
Income Series II - 2022	1,899	21.90	to	21.90	41,575	3.29%	1.20%	to	1.20%	-14.72%	to	-14.72%
Income Series II - 2021	2,110	25.68	to	25.68	54,194	3.26%	1.20%	to	1.20%	-0.73%	to	-0.73%
Income Series II - 2020	2,012	25.87	to	25.87	52,048	3.67%	1.20%	to	1.20%	8.02%	to	8.02%
Income Series II - 2019	1,977	23.95	to	23.95	47,346	3.53%	1.20%	to	1.20%	10.27%	to	10.27%
Pioneer
Equity Income VCT - 2023	214	38.70	to	38.70	8,278	1.63%	1.20%	to	1.20%	5.91%	to	5.91%
Equity Income VCT - 2022	214	36.54	to	36.54	7,825	1.50%	1.20%	to	1.20%	-9.06%	to	-9.06%
Equity Income VCT - 2021	214	40.18	to	40.18	8,611	1.25%	1.20%	to	1.20%	23.86%	to	23.86%
Equity Income VCT - 2020	215	32.44	to	32.44	6,960	2.14%	1.20%	to	1.20%	-1.49%	to	-1.49%
Equity Income VCT - 2019	215	32.93	to	32.93	7,071	2.45%	1.20%	to	1.20%	23.75%	to	23.75%
Fund VCT - 2023	67	38.41	to	38.41	2,582	0.58%	1.20%	to	1.20%	27.06%	to	27.06%
Fund VCT - 2022	73	30.23	to	30.23	2,213	0.39%	1.20%	to	1.20%	-20.66%	to	-20.66%
Fund VCT - 2021	78	38.10	to	38.10	2,968	0.11%	1.20%	to	1.20%	26.12%	to	26.12%
Fund VCT - 2020	84	30.21	to	30.21	2,546	0.46%	1.20%	to	1.20%	22.46%	to	22.46%
Fund VCT - 2019	91	24.67	to	24.67	2,246	0.12%	1.20%	to	1.20%	29.50%	to	29.50%
Mid Cap Value VCT - 2023	1,147	63.98	to	63.98	73,405	1.85%	1.20%	to	1.20%	11.11%	to	11.11%
Mid Cap Value VCT - 2022	1,173	57.58	to	57.58	67,547	2.49%	1.20%	to	1.20%	-6.77%	to	-6.77%
Mid Cap Value VCT - 2021	2,415	61.76	to	61.76	149,175	0.95%	1.20%	to	1.20%	28.11%	to	28.11%
Mid Cap Value VCT - 2020	2,889	48.21	to	48.21	139,294	1.07%	1.20%	to	1.20%	0.90%	to	0.90%
Mid Cap Value VCT - 2019	2,650	47.78	to	47.78	126,605	1.38%	1.20%	to	1.20%	26.91%	to	26.91%
Real Estate Shares VCT - 2023 - January 1, 2023 to April 28, 2023	—	51.29	to	51.29	—	1.32%	1.20%	to	1.20%	-1.40%	to	-1.40%
Real Estate Shares VCT - 2022	539	52.02	to	52.02	28,041	1.89%	1.20%	to	1.20%	-31.67%	to	-31.67%
Real Estate Shares VCT - 2021	563	76.13	to	76.13	42,866	1.07%	1.20%	to	1.20%	39.36%	to	39.36%
Real Estate Shares VCT - 2020	596	54.63	to	54.63	32,566	1.54%	1.20%	to	1.20%	-8.46%	to	-8.46%
Real Estate Shares VCT - 2019	613	59.68	to	59.68	36,564	2.38%	1.20%	to	1.20%	26.63%	to	26.63%
DWS
Bond - 2023	—	—	to	—	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Bond - 2022	—	—	to	—	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Bond - 2021 - January 1, 2021 to October 28, 2021	—	22.51	to	22.51	—	4.09%	1.40%	to	1.40%	-1.44%	to	-1.44%
Bond - 2020	298	22.84	to	22.84	6,802	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	299	21.24	to	21.24	6,333	3.13%	1.40%	to	1.40%	9.09%	to	9.09%
Global Opportunities - 2023	62	49.24	to	49.24	3,059	0.62%	1.20%	to	1.20%	22.73%	to	22.73%
Global Opportunities - 2022	76	40.12	to	40.12	3,065	0.22%	1.20%	to	1.20%	-25.14%	to	-25.14%
Global Opportunities - 2021	76	53.59	to	53.59	4,074	0.08%	1.20%	to	1.20%	13.27%	to	13.27%
Global Opportunities - 2020	80	47.31	to	47.31	3,791	0.49%	1.20%	to	1.20%	15.53%	to	15.53%
Global Opportunities - 2019	78	40.95	to	40.95	3,185	0.00%	1.20%	to	1.20%	19.63%	to	19.63%
Core Equity VIP - 2023	282	48.67	to	48.67	13,747	0.56%	1.20%	to	1.20%	23.65%	to	23.65%
Core Equity VIP - 2022	409	39.36	to	39.36	16,094	0.44%	1.20%	to	1.20%	-16.72%	to	-16.72%
Core Equity VIP - 2021	474	47.26	to	47.26	22,407	0.37%	1.20%	to	1.20%	23.43%	to	23.43%
Core Equity VIP - 2020	874	38.29	to	38.29	33,449	0.97%	1.20%	to	1.20%	14.30%	to	14.30%
Core Equity VIP - 2019	896	33.50	to	33.50	30,015	0.83%	1.20%	to	1.20%	28.35%	to	28.35%
International - 2023	1,813	20.42	to	20.42	37,011	3.07%	1.20%	to	1.20%	17.56%	to	17.56%
International - 2022	2,162	17.37	to	17.37	37,559	3.04%	1.20%	to	1.20%	-14.26%	to	-14.26%
International - 2021	2,362	20.26	to	20.26	47,843	2.47%	1.20%	to	1.20%	7.94%	to	7.94%
International - 2020	2,446	18.77	to	18.77	45,909	3.28%	1.20%	to	1.20%	1.40%	to	1.40%
International - 2019	2,681	18.51	to	18.51	49,632	3.02%	1.20%	to	1.20%	20.27%	to	20.27%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
DWS (cont’d)
Money Market - 2023	5,396	$1.28	to	$1.28	$6,866	4.62%	1.40%	to	1.40%	4.07%	to	4.07%
Money Market - 2022	5,401	1.23	to	1.23	6,655	1.11%	1.40%	to	1.40%	-0.81%	to	-0.81%
Money Market - 2021 - October 28, 2021 to December 31, 2021	5,407	1.24	to	1.24	6,682	0.00%	0.01	to	0.01	0.00%	to	0.00%
Money Market - 2020	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2019	—	—	to	—	—	—	—	to	—	—	to	—
Small Cap Index VIP - 2023	163	37.38	to	37.38	6,111	1.07%	1.20%	to	1.20%	15.37%	to	15.37%
Small Cap Index VIP - 2022	163	32.40	to	32.40	5,297	0.86%	1.20%	to	1.20%	-21.59%	to	-21.59%
Small Cap Index VIP - 2021	163	41.32	to	41.32	6,755	0.88%	1.20%	to	1.20%	13.11%	to	13.11%
Small Cap Index VIP - 2020	163	36.53	to	36.53	5,972	0.91%	1.20%	to	1.20%	17.99%	to	17.99%
Small Cap Index VIP - 2019	163	30.96	to	30.96	5,061	1.07%	1.20%	to	1.20%	23.74%	to	23.74%
T. Rowe Price
Equity Income - 2023	5,468	78.59	to	87.14	429,857	2.09%	1.20%	to	1.40%	8.24%	to	8.01%
Equity Income - 2022	8,104	72.61	to	80.68	593,151	1.85%	1.20%	to	1.40%	-4.69%	to	-4.50%
Equity Income - 2021	9,478	76.03	to	84.65	725,877	1.63%	1.20%	to	1.40%	23.79%	to	24.05%
Equity Income - 2020	9,972	61.29	to	68.38	615,607	2.00%	1.20%	to	1.40%	-0.23%	to	-0.03%
Equity Income - 2019	10,343	61.31	to	68.54	638,751	2.37%	1.20%	to	1.40%	24.64%	to	24.89%
International Stock - 2023	5,286	27.94	to	27.94	147,691	0.98%	1.20%	to	1.20%	14.84%	to	14.84%
International Stock - 2022	5,723	24.33	to	24.33	139,235	0.68%	1.20%	to	1.20%	-16.82%	to	-16.82%
International Stock - 2021	7,775	29.25	to	29.25	227,398	0.61%	1.20%	to	1.20%	0.10%	to	0.10%
International Stock - 2020	7,599	29.22	to	29.22	222,023	0.52%	1.20%	to	1.20%	13.08%	to	13.08%
International Stock - 2019	8,003	25.84	to	25.84	206,792	2.36%	1.20%	to	1.20%	26.23%	to	26.23%
Limited-Term Bond - 2023	2,364	17.59	to	17.59	41,582	3.06%	1.20%	to	1.20%	3.65%	to	3.65%
Limited-Term Bond - 2022	2,919	16.97	to	16.97	49,524	1.89%	1.20%	to	1.20%	-5.62%	to	-5.62%
Limited-Term Bond - 2021	3,390	17.98	to	17.98	60,969	1.37%	1.20%	to	1.20%	-1.10%	to	-1.10%
Limited-Term Bond - 2020	3,238	18.18	to	18.18	58,863	1.59%	1.20%	to	1.20%	3.47%	to	3.47%
Limited-Term Bond - 2019	4,769	17.57	to	17.57	83,796	2.13%	1.20%	to	1.20%	3.11%	to	3.11%
New America Growth - 2023	1,237	130.20	to	140.83	163,199	0.21%	1.20%	to	1.40%	27.43%	to	27.16%
New America Growth - 2022	1,844	102.17	to	110.75	194,715	0.00%	1.20%	to	1.40%	-22.61%	to	-22.45%
New America Growth - 2021	1,932	131.75	to	143.10	263,067	0.00%	1.20%	to	1.40%	19.11%	to	19.35%
New America Growth - 2020	2,008	110.39	to	120.14	263,067	0.00%	1.20%	to	1.40%	42.35%	to	42.64%
New America Growth - 2019	2,242	77.39	to	84.40	178,999	0.41%	1.20%	to	1.40%	33.04%	to	33.32%
Moderate Allocation - 2023	3,235	58.17	to	58.17	188,196	2.33%	1.20%	to	1.20%	13.97%	to	13.97%
Moderate Allocation - 2022	4,191	51.04	to	51.04	213,916	1.46%	1.20%	to	1.20%	-19.29%	to	-19.29%
Moderate Allocation - 2021	4,666	63.24	to	63.24	295,048	1.03%	1.20%	to	1.20%	8.75%	to	8.75%
Moderate Allocation - 2020	5,172	58.15	to	58.15	300,758	1.24%	1.20%	to	1.20%	13.15%	to	13.15%
Moderate Allocation - 2019	5,392	51.39	to	51.39	277,101	1.88%	1.20%	to	1.20%	18.36%	to	18.36%
Morgan Stanley
VIF Emerging Markets Equity - 2023	860	25.47	to	25.47	21,900	1.55%	1.20%	to	1.20%	10.59%	to	10.59%
VIF Emerging Markets Equity - 2022	846	23.03	to	23.03	19,472	0.52%	1.20%	to	1.20%	-25.97%	to	-25.97%
VIF Emerging Markets Equity - 2021	1,353	31.11	to	31.11	42,079	0.82%	1.20%	to	1.20%	1.77%	to	1.77%
VIF Emerging Markets Equity - 2020	1,319	30.57	to	30.57	40,315	1.25%	1.20%	to	1.20%	13.05%	to	13.05%
VIF Emerging Markets Equity - 2019	1,345	27.04	to	27.04	36,374	1.03%	1.20%	to	1.20%	18.18%	to	18.18%
VIF Core Plus Fixed Income - 2023 - January 1, 2023 to July 28, 2023	—	18.98	to	18.98	—	8.65%	1.20%	to	1.20%	1.93%	to	1.93%
VIF Core Plus Fixed Income - 2022	4,006	18.62	to	18.62	74,585	4.78%	1.20%	to	1.20%	-15.36%	to	-15.36%
VIF Core Plus Fixed Income - 2021	6,740	22.00	to	22.00	148,251	4.10%	1.20%	to	1.20%	-1.48%	to	-1.48%
VIF Core Plus Fixed Income - 2020	5,654	22.33	to	22.33	126,294	2.78%	1.20%	to	1.20%	6.49%	to	6.49%
VIF Core Plus Fixed Income - 2019	5,671	20.97	to	20.97	118,928	3.16%	1.20%	to	1.20%	9.56%	to	9.56%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition value.